EMPLOYEE BENEFIT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLAN

NOTE 16—EMPLOYEE BENEFIT PLANS

Beginning March 1, 2010, Vivint and 2GIG offered eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. 2GIG made matching contributions to the plan in the amount of $36,000 for the nine months ended September 30, 2013. No matching contributions were made to the plans for the nine months ended September 30, 2014.

NOTE 17—EMPLOYEE BENEFIT PLAN

Beginning March 1, 2010, Vivint and 2GIG offered eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. 2GIG made matching contributions to the plan in the amount of $36,000, $25,000 and $79,000 for the year ended December 31, 2013, the Successor Period ended December 31, 2012 and the Predecessor Period ended November 16, 2012, respectively. There were no matching contributions for the year ended December 31, 2011.